Non-Convertible Debt and Promissory Note	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Convertible Debt And Promissory Note [Abstract]
Non-Convertible Debt and Promissory Note [Text Block]
9.        Non-Convertible Debt and Promissory Note

Details of the Non-Convertible Debt are as follows:

	Year ended December 31,
	2020	2019
Non-Convertible Debt - beginning of period	—	178,483
Change due to modification (Note 7)	—	(352)
Accretion and capitalized interest	—	12,305
Repayment	—	(190,436)
Non-Convertible Debt - end of period	—	—

Since January 2015, the Company issued $140.0 million of secured non-convertible debentures to Glencore.  The Company provided security on these debentures covering all of the assets of PolyMet.  Interest was compounded quarterly and payable by increasing the principal amount of the debentures.

On March 22, 2019, the Company entered into an extension agreement with Glencore with respect to the secured convertible and non-convertible debt set to mature on March 31, 2019.  Glencore agreed to extend the maturity date of the debt to June 30, 2019 to provide the Company time to complete a rights offering, fully backstopped by Glencore, to raise sufficient funds to repay all outstanding debt.  See further discussion of the transaction in Note 8.

Upon closing of the Rights Offering, these debentures were fully repaid on June 28, 2019.  Since inception, $50.436 million of interest was capitalized to the principal amount of the debenture.  All borrowing costs were eligible for capitalization and $12.305 million was capitalized during 2019.

Details of the Promissory Note are as follows:

	Year ended December 31,
	2020	2019
Promissory Note - beginning of period	$15,501	$—
Funding, net of costs	—	15,000
Accretion and capitalized interest	1,128	501
Promissory Note - end of period	$16,629	$15,501

On August 7, 2019, the Company issued to Glencore a promissory note in the amount of $15.0 million with proceeds to be used for general corporate purposes.  The promissory note bears interest at three month U.S. dollar LIBOR plus 6.0% and is payable on the earlier of (i) December 31, 2021 or (ii) the availability of at least $100 million of debt or equity financing, on which date all principal and interest accrued to such date will be due and payable.  Since inception, $1.629 million of interest has been capitalized to the principal amount of the promissory note.  Borrowing costs of $0.341 million were eligible for and were capitalized during 2019.  No borrowing costs were capitalized during 2020.